Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Hydro One [Member]	Common Shares [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2019	$ 9,849	$ 9,790	$ 5,661	$ 418	$ 49	$ 3,667	$ (5)	$ 59
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,794	1,788				1,788		6
Other comprehensive income (Note 8)	(24)	(24)					(24)
Distributions to noncontrolling interest	(2)							(2)
Contributions from sale of noncontrolling interest (Note 4)	9							9
Dividends on preferred shares	(18)	(18)				(18)
Dividends on common shares	(599)	(599)				(599)
Common shares issued	7	7	17		(10)
Stock-based compensation (Note 27)	8	8			8
Preferred shares redeemed (Note 24)	(418)	(418)		(418)
Ending balance at Dec. 31, 2020	10,606	10,534	5,678	0	47	4,838	(29)	72
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	971	965				965		6
Other comprehensive income (Note 8)	17	17					17
Distributions to noncontrolling interest	(10)							(10)
Dividends on common shares	(629)	(629)				(629)
Common shares issued	0		10		(10)
Stock-based compensation (Note 27)	1	1			1
Ending balance at Dec. 31, 2021	$ 10,956	$ 10,888	$ 5,688	$ 0	$ 38	$ 5,174	$ (12)	$ 68